Derivative financial instruments (Details) - GBP (£) £ in Millions	Jun. 30, 2018	Jan. 01, 2018	Dec. 31, 2017	Jan. 01, 2017
Exchange rate contracts:
Fair value of assets	£ 26,955	£ 25,474	£ 25,834	£ 25,474
Fair value of liabilities	25,561	£ 26,124	26,124	£ 26,124
Exchange rate contracts
Exchange rate contracts:
Fair value of assets	7,727		4,760
Fair value of liabilities	5,732		4,950
Interest rate contracts
Exchange rate contracts:
Fair value of assets	16,478		18,134
Fair value of liabilities	17,254		17,896
Credit derivatives
Exchange rate contracts:
Fair value of assets	11		77
Fair value of liabilities	107		423
Equity and other contracts
Exchange rate contracts:
Fair value of assets	585		982
Fair value of liabilities	1,167		1,242
Trading and Other
Exchange rate contracts:
Fair value of assets	24,801		23,953
Fair value of liabilities	24,260		24,511
Hedging instruments
Exchange rate contracts:
Fair value of assets	2,154		1,881
Fair value of liabilities	1,301		1,613
Hedging instruments | Fair value hedges
Exchange rate contracts:
Fair value of assets	966		1,164
Fair value of liabilities	274		445
Hedging instruments | Cash flow hedges
Exchange rate contracts:
Fair value of assets	1,188		717
Fair value of liabilities	£ 1,027		£ 1,168